Option and Stock Issuance Plans (Details) - Schedule of Non Vested Restricted Share - VASO CORPORATION [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Non Vested Restricted Share [Abstract]
Balance at Beginning (in Shares)	10,915,580	11,005,580
Balance at Beginning (in Shares)	2,990,000	4,391,666
Balance at Beginning	$ 0.02	$ 0.02
Authorized Shares Available for Future Issuance
Authorized Unvested shares
Authorized Weighted Average Grant Date Fair Value (in Shares)
Granted Shares Available for Future Issuance (in Shares)	(1,050,000)	(90,000)
Granted Unvested shares (in Shares)	1,050,000	90,000
Granted Weighted Average Grant Date Fair Value	$ 0.11	$ 0.05
Vested Shares Available for Future Issuance (in Shares)	(1,300,000)	(1,491,666)
Vested Unvested shares	$ 0.02	$ 0.02
Vested Weighted Average Grant Date Fair Value
Forfeited Shares Available for Future Issuance	$ 0.05
Forfeited Unvested shares (in Shares)	90,000
Forfeited Weighted Average Grant Date Fair Value (in Shares)	(90,000)
Expired Shares Available for Future Issuance
Expired Unvested shares
Expired Weighted Average Grant Date Fair Value
Balance at Ending (in Shares)	9,955,580	10,915,580
Balance at Ending (in Shares)	2,650,000	2,990,000
Balance at Ending	$ 0.06	$ 0.02